STOCK-BASED COMPENSATION - Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Period Start, Number of Shares Outstanding - Options Outstanding	178	240
Period Start, Weighted Average Exercise Price - Options Outstanding	$ 17.23	$ 17.23
Number of Shares Underlying Options - Granted	0	5
Weighted- Average Exercise Price - Granted	$ 0.00	$ 17.23
Number of Shares Underlying Options - Exercised	0	0
Weighted- Average Exercise Price - Exercised	$ 0.00	$ 0.00
Number of Shares Underlying Options - Canceled	(71)	(67)
Weighted- Average Exercise Price - Canceled	$ 17.23	$ 17.23
Period End, Number of Shares Outstanding - Options Outstanding	107	178
Period End, Weighted Average Exercise Price - Options Outstanding	$ 17.23	$ 17.23
Number of Shares Outstanding - Options Exercisable	77	88
Weighted Average Exercise Price - Options Exercisable	$ 17.23	$ 17.23